Revenue Disaggregation and Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Disaggregation and Operating Segments
Revenue Disaggregation and Operating Segments

(10) Revenue Disaggregation and Operating Segments

The Company conducts operations worldwide and has sales in the following regions: United States, Australia, Europe and Rest of World. For the three months and nine months ended September 30, 2022 and 2021, the Company primarily only sold the Lap-Band System. The following table presents the Company’s revenue disaggregated by geography:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
United States	$2,412	$2,745	$6,565	$7,897
Australia	164	278	533	849
Europe	206	653	1,009	1,622
Rest of world	16	32	23	90
Total revenue	$2,798	$3,708	$8,130	$10,458

Operating Segments

The Company conducts operations worldwide and is managed in the following geographical regions: United States, Australia, Europe and the Rest of World (primarily in the Middle East). All regions sell the Lap-Band System, which consisted of nearly all our revenue and gross profit for the three and nine months ended September 30, 2022 and 2021. During the three and nine months ended September 30, 2022 and 2021, there was minimal revenue for ReShapeCare. There was no revenue or gross profit recorded for the ReShape Vest or DBSN device for the three months and nine months ended September 30, 2022 and 2021 as these two products are still in the development stage. There was also no revenue recorded for the recently acquired Obalon line.

(13)	Revenue Disaggregation and Operating Segments

The following table presents the Company’s revenue disaggregated by product and geography:

	Year Ended
	December 31,
	2021	2020
United States	$10,297	$8,275
Australia	1,039	1,086
Europe	2,127	1,824
Rest of world	137	114
Total revenue	$13,600	$11,299

Operating Segments

The Company conducts operations worldwide and is managed in the following geographical regions: United States, Australia, Europe and Rest of World (primarily in the Middle East). All regions sell the Lap-Band product line, which consisted of nearly all our revenue and gross profit for the years ended December 31, 2021 and 2020. During the second half of 2020 the Company launched ReShapeCare, which had minimal revenue for the years ended December 31, 2021 and 2020. The Company anticipates generating more ReShapeCare revenue during 2022. There was no revenue or gross profit recorded for the ReShape Vest or DBSN device in 2021 or 2020 because these two products are still in the development stage. During June 2021, the Company merged with Obalon, which had no revenues between the merger and December 31, 2021.

The Company’s geographic segments are reported based on the financial information provided to the Chief Operating Decision Maker (the Chief Executive Officer, or “CODM”). The Company’s CODM evaluates segment performance based on revenue and gross profit. The Company’s CODM does not use operating segment assets information to allocate resources or to assess performance of the operating segments and thus total segment assets have not been disclosed.